Employee Benefits	12 Months Ended
Dec. 31, 2019
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Employee Benefits
17.	Employee benefits

The full-time employees of the Company’s subsidiaries and VIEs that are incorporated in the PRC are entitled to staff welfare benefits including medical insurance, basic pensions, unemployment insurance, work injury insurance, maternity insurance and housing funds. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefits to the consolidated statements of comprehensive loss. The total amounts charged to the consolidated statements of comprehensive loss for such employee benefits amounted to RMB 7.4 million, RMB 58.1 million and RMB 144.7 million for the years ended December 31, 2017, 2018 and 2019, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.